Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Basic and Diluted Earnings Per Common Share
Basic and diluted earnings per common share
are
computed by dividing net income/(loss) for the period by the weighted average number of shares outstanding during the period, excluding shares held in Treasury.

	12.31.2020	12.31.2019	12.31.2018
Losses attributable to owners of Embraer	(731.9)	(322.3)	(178.2)

	(731.9)	(322.3)	(178.2)

Weighted average number of shares (in thousands)	736,164	735,850	734,065
Basic and diluted earnings per share - U.S. dollars	(0.99)	(0.44)	(0.24)